UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008





                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ..............           1

Statement of Operations ............................................           2

Statements of Changes in Members' Capital ..........................           3

Statement of Cash Flows ............................................           4

Notes to Financial Statements ......................................           5

Schedule of Portfolio Investments ..................................          13

                                                             UBS M2 FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                                         JUNE 30, 2008

--------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $881,453,914)      $1,157,033,878
Cash and cash equivalents                                                   61,833,659
Advanced subscription in Investment Funds                                   15,000,000
Receivable from Investment Funds                                            44,966,919
Interest receivable                                                             80,188
Other assets                                                                    11,789
--------------------------------------------------------------------------------------

TOTAL ASSETS                                                             1,278,926,433
--------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                      91,209,410
   Investment Management fee                                                 1,555,861
   Administration fee                                                          337,950
   Administrator fee                                                           321,902
   Professional fees                                                           167,476
   Other                                                                       132,534
--------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                           93,725,133
--------------------------------------------------------------------------------------

NET ASSETS                                                              $1,185,201,300
--------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                               $  909,621,336
Accumulated net unrealized appreciation on investments                     275,579,964
--------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                        $1,185,201,300
--------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                         PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

-------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                 $    428,842
-------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                       428,842
-------------------------------------------------------------------------------------

EXPENSES

Investment Management fee                                                   8,604,855
Administrator fee                                                           1,780,315
Administration fee                                                            619,064
Professional fees                                                             233,498
Loan Interest                                                                  15,060
Other                                                                         294,130
-------------------------------------------------------------------------------------

TOTAL EXPENSES                                                             11,546,922
-------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       (11,118,080)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                         20,534,314
Net change in unrealized appreciation/depreciation from investments       (11,577,295)
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                           8,957,019
-------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                           $ (2,161,061)
-------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------


                                                               UBS FUND
                                                           ADVISOR, L.L.C.          MEMBERS                           TOTAL
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2007                            $18,122          $  819,784,064                   $  819,802,186

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:                                               (67)            (17,568,186)                     (17,568,253)
  Net investment loss                                              808              42,781,369                       42,782,177
  Net realized gain from investments
  Net change in unrealized
         appreciation/depreciation from investments              2,142             104,881,348                      104,883,490
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 2,883             130,094,531                      130,097,414
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --             246,753,442                      246,753,442
  Members' withdrawals                                              --             (90,554,997)                     (90,554,997)
  Offering costs                                                    --                  (3,747)                          (3,747)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  --             156,194,698                      156,194,698
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                          $21,005          $1,106,073,293                   $1,106,094,298
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                              (44)            (11,118,036)                     (11,118,080)
  Net realized gain from investments                               368              20,533,946                       20,534,314
  Net change in unrealized
         appreciation/depreciation from investments               (284)            (11,577,011)                     (11,577,295)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    40              (2,161,101)                      (2,161,061)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --             172,478,613                      172,478,613
  Members' withdrawals                                              --             (91,210,550)                     (91,210,550)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  --              81,268,063                       81,268,063
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                              $21,045          $1,185,180,255                   $1,185,201,300
-------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                               PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                      $  (2,161,061)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                       (296,108,327)
Proceeds from disposition of investments                                                        135,539,287
Net realized gain from investments                                                              (20,534,314)
Change in net unrealized (appreciation)/depreciation from investments                            11,577,295
Changes in assets and liabilities:
  (Increase) decrease in assets:
      Advanced subscription in Investment Funds                                                  15,516,666
      Receivable from Investment Funds                                                           22,834,024
      Interest receivable                                                                            78,224
      Other assets                                                                                  (11,789)
   Increase (decrease) in payables:
      Investment Management fee                                                                     180,215
      Administration fee                                                                            130,109
      Administrator fee                                                                              37,286
      Professional fees                                                                             (49,256)
      Other                                                                                          14,165
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                          (132,957,476)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                            172,478,613
Members' withdrawals                                                                            (41,775,074)
Proceeds from loan                                                                               30,400,000
Principal payment on loan                                                                       (31,400,000)
Loan Interest                                                                                          (479)
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                       129,703,060

Net decrease in cash and cash equivalents                                                        (3,254,416)
Cash and cash equivalents--beginning of period                                                   65,088,075
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                      $  61,833,659
-----------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                           $      15,539
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is a direct wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests, or portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

         Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1 -- quoted prices in active markets for identical securities. LEVEL 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         LEVEL 3 -- significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value:


         ----------------------------------------------------- ---------------------------------
             VALUATION INPUTS                                      OTHER FINANCIAL INSTRUMENTS *
         ----------------------------------------------------- ---------------------------------
             Level 1 - Quoted Prices                                    $           --
         ----------------------------------------------------- ---------------------------------
             Level 2 - Other Significant Observable Inputs                          --
         ----------------------------------------------------- ---------------------------------
             Level 3 - Other Significant Unobservable Inputs             1,157,033,878
         ----------------------------------------------------- ---------------------------------
             TOTAL                                                      $1,157,033,878
         ----------------------------------------------------- ---------------------------------

         *  Other Financial Instruments include investments in Investment Funds.

         Following  is  a   reconciliation   of  assets  in  which   significant
         unobservable inputs (Level 3) were used in determining fair value:


         ----------------------------------------------------- ---------------------------------
                                                                   OTHER FINANCIAL INSTRUMENTS *
         ----------------------------------------------------- ---------------------------------
             BALANCE AS OF DECEMBER 31, 2007                             $  987,507,819
         ----------------------------------------------------- ---------------------------------
               Accrued discounts/premiums                                            --
         ----------------------------------------------------- ---------------------------------
               Realized gain/(loss)                                          20,534,314
         ----------------------------------------------------- ---------------------------------
               Change in unrealized appreciation/(depreciation)             (11,577,295)
         ----------------------------------------------------- ---------------------------------
               Net purchases/(sales)                                        160,569,040
         ----------------------------------------------------- ---------------------------------
               Transfers in and/or out of Level 3                                    --
         ----------------------------------------------------- ---------------------------------
             BALANCE AS OF JUNE 30, 2008                                 $1,157,033,878
         ----------------------------------------------------- ---------------------------------

         *  Other Financial Instruments include investments in Investment Funds.

         B.  INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the cost recovery basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         The Fund has reclassified $11,118,080 and $20,534,314 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2008 there were no outstanding repurchase agreements.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services.

         In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates. UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $19,839, which is included in other expense.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates.
         Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

5.       LOAN PAYABLE

         The Fund, along with other UBS sponsored funds, maintains a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its Total Eligible Asset Value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period January 1, 2008 to June 30, 2008, the Fund's average interest rate paid on borrowings was 4.55% per annum and the average borrowings outstanding were $662,088. The Fund had no borrowings outstanding at June 30, 2008. Interest expense for the period ended June 30, 2008 was $15,060. The Fund had no interest payable at June 30, 2008.

         On July 29, 2008, the Fund, along with other UBS sponsored funds, renewed the $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, for one year with a termination date of July 28, 2009. The provisions and terms of the renewed line of credit are consistent with the previous year's line of credit agreement except for certain new loan covenants. The new loan covenants address portfolio diversification limits and maximum portfolio loss levels.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

6.       INVESTMENTS

         As of June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties.

         Aggregate purchases and proceeds from sales of Investment Funds for the period January 1, 2008 to June 30, 2008 amounted to $296,108,327 and $135,539,287, respectively.

         The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 16.5% to 25% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

7.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

9.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                      PERIOD FROM
                                                                                                                    FEBRUARY 1, 2003
                                                                                                                    (COMMENCEMENT OF
                                         PERIOD FROM                                                                  OPERATIONS)
                                       JANUARY 1, 2008                    YEARS ENDED DECEMBER 31,                      THROUGH
                                       TO JUNE 30, 2008                                                               DECEMBER 31,
                                         (UNAUDITED)         2007          2006          2005           2004              2003
                                         -----------         ----          ----          ----           ----              ----
         Ratio of net investment
         loss to average net
         assets(a),(c)                      (1.90)%          (1.80)%       (1.93)%        (1.96)%        (1.98)%         (1.95)%(a)

         Ratio of total expenses to
         average net assets(a),(c),(d)        1.97%            1.98%         2.02%          2.02%          2.01%           2.04%(a)

         Portfolio turnover rate             12.38%           16.21%         8.28%         36.38%         10.99%           4.39%

         Total return(b)                    (0.53)%           14.26%        10.88%         13.21%          5.76%           7.46%

         Average debt ratio(c)                0.06%            0.21%         0.18%          0.64%          0.00%           0.00%

         Net asset value at end of
         period                         $1,185,201,300   $1,106,094,298  $819,802,186   $509,128,081   $408,068,599    $277,487,455

         (a) Annualized
         (b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
         (c) The average net assets used in the above ratios are calculated using pre-tender net assets.
         (d) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------


                                                                                                                   REALIZED AND
                                                                                                    % OF            UNREALIZED
                                                                                                   MEMBERS'         GAIN/(LOSS)
INVESTMENT FUND                                         COST                 FAIR VALUE            CAPITAL       FROM INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

Abrams Bison Partners, L.P.                        $  37,500,000           $   48,658,127            4.11 %       $  2,538,874
Artha Emerging Markets Fund, L.P.                     30,000,000               38,450,257            3.24           (2,509,306)
Bay Pond Partners, L.P.                               60,000,000               56,260,942            4.75           (3,739,058)
Blackstone Kailix Fund, L.P.                          50,000,000               48,609,046            4.10            1,088,369
Cevian Capital II, L.P., Class B                      27,050,004               24,593,724            2.08           (8,670,033)
Cevian Capital II, L.P., Class C                       7,500,000                8,569,637            0.72            1,069,637
Chap-Cap Activist Partners, L.P. (side pocket)           405,844                  405,844            0.03                   --
Chap-Cap Partners II, L.P. (side pocket)                 684,603                  684,603            0.06                   --
Cobalt Partners, L.P.                                 59,000,000               63,551,064            5.36            3,376,074
Conatus Capital Partners, L.P.                        10,000,000               10,304,832            0.87              304,832
Corsair Capital Partners, L.P.                        24,000,000               41,061,171            3.46            4,384,633
Cycladic Catalyst Fund, L.P.                          11,688,484                3,955,237            0.33           (3,563,595)
Cycladic Catalyst Fund, L.P. (side pocket)               811,516                  765,835            0.06              (45,681)
Cycladic Catalyst Fund, L.P., Class B                 13,623,897                4,271,468            0.36           (3,845,784)
Cycladic Catalyst Fund, L.P., Class B
   (side pocket)                                         876,103                  826,779            0.07              (49,325)
Delta Fund Europe, L.P.                               46,500,000               78,954,416            6.66            2,461,185
Delta Institutional, L.P.                             46,500,000               65,625,222            5.54           (2,215,799)
East Side Capital, L.P.                               39,000,000               55,091,694            4.65             (488,289)
Eastern Advisor Fund, L.P.                            16,052,875               43,255,280            3.65              981,474
Eastern Advisor Fund, L.P. (side pocket)               1,447,125                2,689,172            0.23            1,267,832
Eminence Long Alpha, L.P.                              6,500,000               18,941,110            1.60             (881,394)
Eminence Partners, L.P.                               51,500,000               53,286,017            4.50           (1,461,337)
Gugner Long/Short Fund, Ltd., Class B                 40,000,000               39,524,137            3.33             (475,863)
Meditor European Hedge Fund (B) Limited               69,813,463               88,793,650            7.49           12,077,424
Pershing Square, L.P.                                 34,000,000               59,446,383            5.02              837,520
Southpoint Qualified Fund, L.P.                       60,000,000               61,888,069            5.22            1,888,069
Steel Partners Japan Strategic Fund, L.P.             35,000,000               31,768,688            2.68           (3,188,468)
The Children's Investment Fund, L.P., Class A         31,000,000               58,526,841            4.94           (8,068,098)
Tiger Asia Fund, L.P.                                 43,000,000              100,893,140            8.51           22,737,587
                                                   -------------           --------------          --------       ------------
   LONG/SHORT EQUITY SUBTOTAL                      $ 853,453,914           $1,109,652,385           93.62 %       $ 15,811,480

D.E. Shaw Oculus Fund, L.L.C.                         28,000,000               47,381,493            4.00            6,711,880
                                                   -------------           --------------          --------       ------------
   MULTI-STRATEGY SUBTOTAL                         $  28,000,000           $   47,381,493            4.00 %       $  6,711,880

   REDEEMED INVESTMENT FUNDS                                  --                       --              --          (13,566,341)
                                                   -------------           --------------          --------       ------------
TOTAL                                              $ 881,453,914           $1,157,033,878           97.62 %       $  8,957,019
                                                   =============           ==============          ========       ============



                                                                                                                  DOLLAR AMOUNT OF
                                                      INITIAL                                   FIRST          FAIR VALUE FOR FIRST
                                                    ACQUISITION                               AVAILABLE             AVAILABLE
INVESTMENT FUND                                        DATE             LIQUIDITY*          REDEMPTION **          REDEMPTION
----------------------------------------------------------------------------------------------------------------------------------

Abrams Bison Partners, L.P.                          5/1/2004            Annually
Artha Emerging Markets Fund, L.P.                    4/1/2006            Quarterly
Bay Pond Partners, L.P.                              3/1/2008          Semi-Annually          6/30/2009            56,260,942
Blackstone Kailix Fund, L.P.                        11/1/2007          Semi-Annually
Cevian Capital II, L.P., Class B                     7/1/2006            Annually             9/30/2008            A
Cevian Capital II, L.P., Class C                     7/1/2006            Annually
Chap-Cap Activist Partners, L.P. (side pocket)       4/1/2006            Quarterly
Chap-Cap Partners II, L.P. (side pocket)             4/1/2006               N/A
Cobalt Partners, L.P.                                7/1/2007          Semi-Annually             2009              63,551,064
Conatus Capital Partners, L.P.                       1/1/2008            Quarterly
Corsair Capital Partners, L.P.                       2/1/2004            Annually
Cycladic Catalyst Fund, L.P.                         5/1/2005          Semi-Annually
Cycladic Catalyst Fund, L.P. (side pocket)           5/1/2005               N/A
Cycladic Catalyst Fund, L.P., Class B                6/1/2005          Semi-Annually
Cycladic Catalyst Fund, L.P., Class B
   (side pocket)                                     6/1/2005               N/A
Delta Fund Europe, L.P.                              4/1/2004            Quarterly            9/30/2008            B
Delta Institutional, L.P.                            7/1/2003            Quarterly
East Side Capital, L.P.                              1/1/2005            Annually
Eastern Advisor Fund, L.P.                           4/1/2004            Quarterly
Eastern Advisor Fund, L.P. (side pocket)             4/1/2004               N/A
Eminence Long Alpha, L.P.                            7/1/2005          Semi-Annually          12/31/2008           18,941,110
Eminence Partners, L.P.                              1/1/2006          Semi-Annually          12/31/2008           C
Gugner Long/Short Fund, Ltd., Class B                3/1/2008            Quarterly               2010              39,524,137
Meditor European Hedge Fund (B) Limited              5/1/2006            Monthly
Pershing Square, L.P.                                1/1/2005            Annually             9/30/2008            D
Southpoint Qualified Fund, L.P.                      2/1/2008            Annually                2009              61,888,069
Steel Partners Japan Strategic Fund, L.P.            1/1/2006            Quarterly
The Children's Investment Fund, L.P., Class A        4/1/2005            Annually
Tiger Asia Fund, L.P.                                3/1/2005            Annually             3/31/2009            E

   LONG/SHORT EQUITY SUBTOTAL

D.E. Shaw Oculus Fund, L.L.C.                        4/1/2005            Quarterly

   MULTI-STRATEGY SUBTOTAL

   REDEEMED INVESTMENT FUNDS

TOTAL

         *   Available frequency of redemptions after initial lock up period.
        **   Investment Funds with no date provided can be redeemed in full.
         A   Amounts  which have  redemption  restrictions  as of 6/30/08 can be redeemed as follows: $4,022,289 during 2008 and $15,766,011 during 2009. The remaining investment amount has no lock up or other redemption restrictions.
         B   Amounts  which have  redemption  restrictions  as of 6/30/08 can be redeemed as follows: $6,375,207 during 2008 and $5,734,578 during 2009. The remaining investment amount has no lock up or other redemption restrictions.
         C   Amounts  which have  redemption  restrictions  as of 6/30/08 can be redeemed as follows: $5,882,150 during 2008 and $2,348,543 during 2009. The remaining investment amount has no lock up or other redemption restrictions.
         D   Amounts  which have  redemption  restrictions  as of 6/30/08 can be redeemed as follows: $5,384,597 during 2008 and $11,878,364 during 2009. The remaining investment amount has no lock up or other redemption restrictions.
         E   Amounts  which have  redemption  restrictions  as of 6/30/08 can be redeemed as follows: $44,205,005 during 2009 and $56,688,135 during 2010.


    The preceding notes are an integral part of these financial statements.
                                                                              13


ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS M2 Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.